Statements of Earnings	12 Months Ended
Aug. 31, 2019
Statements of Earnings [Abstract]
Statements of Earnings
18	Statements of Earnings

Sales

Sales are as follows:

	Years ended August 31,
	2019	2018	2017

Test and measurement	$204,693	$197,423	$193,863
Service assurance, systems and services	82,788	71,248	49,906
Foreign exchange gains (losses) on forward exchange contracts	(591)	875	(468)
Total sales for the year	$286,890	$269,546	$243,301

Net research and development

Net research and development expenses comprise the following:

	Years ended August 31,
	2019	2018	2017

Gross research and development expenses	$57,972	$65,243	$53,124
Research and development tax credits and grants	(7,419)	(8,089)	(5,956)
Net research and development expenses for the year	$50,553	$57,154	$47,168

Depreciation and amortization

Depreciation and amortization expenses by functional area are as follows:

	Years ended August 31,
	2019	2018	2017

Cost of sales
Depreciation of property, plant and equipment	$1,862	$2,077	$1,522
Amortization of intangible assets	7,186	9,212	2,652
	9,048	11,289	4,174

Selling and administrative expenses
Depreciation of property, plant and equipment	1,354	902	530
Amortization of intangible assets	1,043	592	251
	2,397	1,494	781

Net research and development expenses
Depreciation of property, plant and equipment	2,253	2,465	1,850
Amortization of intangible assets	783	523	386
	3,036	2,988	2,236
	$14,481	$15,771	$7,191

Depreciation of property, plant and equipment	$5,469	$5,444	$3,902
Amortization of intangible assets	9,012	10,327	3,289
Total depreciation and amortization expenses for the year	$14,481	$15,771	$7,191

Employee compensation

Employee compensation comprises the following:

	Years ended August 31,
	2019	2018	2017

Salaries and benefits	$136,059	$134,453	$115,832
Restructuring charges	3,305	2,072	3,509
Stock-based compensation costs	1,831	1,748	1,414
Total employee compensation for the year	$141,195	$138,273	$120,755

Restructuring charges by functional area are as follows:

	Years ended August 31,
	2019	2018	2017

Cost of sales	$304	$517	$1,697
Selling and administrative expenses	495	673	1,150
Net research and development costs	2,506	3,219	2,232
Interest and other expense	–	150	–
Income taxes	(63)	(1,150)	–
Total restructuring charges for the year	$3,242	$3,409	$5,079

Stock-based compensation costs by functional area are as follows:

	Years ended August 31,
	2019	2018	2017

Cost of sales	$136	$143	$121
Selling and administrative expenses	1,375	1,217	1,052
Net research and development expenses	320	388	304
Total stock-based compensation costs for the year	$1,831	$1,748	$1,477